INCOME TAX EXPENSE/(CREDIT) - Reconciliation between income tax expense (credit) and (loss) profit before taxation at applicable tax rates (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAX EXPENSE CREDIT [Abstract]
Loss before taxation	¥ (9,445)	¥ (418,465)	¥ (78,285)
Tax calculated at a tax rate of 25%	(2,361)	(104,616)	(19,571)
Tax effect on non-deductible expenses	0	0	0
Tax effect on different tax rates of group entities operating in other jurisdictions	842	588	218
Impairment losses on property, plant and equipment, and investment property that are not tax deductible	0	20,191	8,817
Impairment losses on land use right that are not tax deductible	0	1,064	353
Inventory provision (reversal) that are not tax deductible (taxable)	(14,192)	13,993	(683)
Bad debt allowance that are not tax deductible	17,165	79,057	6,232
Depreciation and amortization adjustments that are not tax deductible	(18,050)	(15,890)	(15,617)
Other	29	0	0
Income tax refund that are not expected to receive	0	0	24,270
Net operating losses not recognized to deferred tax assets	16,623	5,822	5,722
Tax per financial statements	¥ 56	¥ 209	¥ 9,741